BUSINESS ACQUISITIONS - 2016 and 2015 Acquisitions (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 07, 2016	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 11, 2015
BUSINESS ACQUISITIONS
Business acquisitions			$ 5,553	$ 118,946	$ 35,167
Fibrenoire Inc
BUSINESS ACQUISITIONS
Purchase price	$ 125,000
Cash paid	119,100
Cash acquired	1,800
Post-closing adjustment	$ 200
Business acquisitions		$ 5,600
Interest paid on balance payable		$ 300
4Degrees Colocation
BUSINESS ACQUISITIONS
Purchase price						$ 35,500
Post-closing adjustment						$ 200